S000000002 [Member] Investment Strategy - SA Franklin Mid Cap Core Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]
The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of mid-capitalization companies economically tied to the U.S. and in derivatives that have economic characteristics similar to such securities. For purposes of the Portfolio’s 80% investment policy, a company is considered to be a mid-capitalization company if it is included in the Russell Midcap® Index (the “Index”). Medium capitalization, or mid-cap, companies will generally include companies whose market capitalizations range from the market capitalization of the smallest company included in the Index to the market capitalization of the largest company in the Index during the most recent 12-month period. As of May 31, 2026, the market capitalization range of the companies in the Index was between approximately $874.27 million and $250.12 billion. Equity securities in which the Portfolio invests include common stocks and preferred stocks.
In lieu of, or in addition to, direct investments in equity securities, the Portfolio may invest in derivatives and other equity-equivalent, equity-linked or synthetic instruments whose values are based on, or are otherwise tied to, common stocks, equity securities, baskets of equity securities, or equity indexes. These instruments may include convertible securities, rights, warrants, equity-linked notes, participatory notes, options on individual stocks, stock indexes or exchange-traded funds, futures contracts on individual stocks or stock indexes, forward contracts on equity securities, baskets or indexes, total return swaps, equity index swaps, contracts for difference, and other swaps or similar instruments. The Portfolio may use these instruments as a substitute for direct investments in equity securities or to obtain, adjust, or manage exposure to particular issuers, markets, sectors, industries, countries, regions, capitalization ranges, styles, or equity indexes.
The Portfolio may, from time to time, invest a significant portion of its total assets in securities of companies in a particular sector or sectors. As of the date of this Prospectus, the Portfolio expects to invest a significant portion of its assets in securities of companies in the financials, industrials and information technology sectors.
The Portfolio has three sleeves, each with a different US mid cap investment strategy. Each sleeve uses one or more of the following investment strategies:
Systematic: This strategy uses a systematic, factor-based process to evaluate stocks based on factors such as quality, value, sentiment, and alternatives that have historically been rewarded by the market over the long term. Final security selection is determined through an optimization process designed to construct a custom portfolio while preserving the characteristics of the Index.
Value Strategy: This strategy seeks to invest in undervalued mid-cap stocks through a combination of quantitative screening and fundamental and qualitative analysis. The strategy may rotate among segments of the opportunity set based on the SunAmerica’s assessment of relative risk and return potential.
Growth Strategy: This strategy uses a concentrated, high-conviction mid-cap growth approach focused on quality companies with durable secular growth characteristics. The strategy applies fundamental research and valuation discipline in selecting investments. As used here, durable companies are companies determined to have growth that will be sustainable over many years and can compound earnings at attractive rates over 5-10 years or longer.
SunAmerica has engaged Franklin Advisers, Inc. (the “Subadviser”) to make the day to day investment decisions for the Portfolio pursuant to investment guidelines provided by SunAmerica. In accordance with those guidelines, the Subadviser allocates assets among the sleeves and makes the Portfolio’s investments. For two of the sleeves, the Subadviser purchases and sells securities based on model portfolios provided by its investment advisory affiliates (the “sub-sub-advisers”) that provide recommendations to the Subadviser but do not have the authority to make the investments.
The number of sleeves and sub-sub-advisers, the particular sub-sub-advisers, and each sleeve’s strategy may change at any time.